Loss per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jul. 28, 2012		Jul. 30, 2011		Jul. 28, 2012		Jul. 30, 2011		Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Earnings Per Share [Line Items]
Basic loss per share	$ (0.84)	[1]	$ (0.69)	[1]	$ (2.16)	[1]	$ (2.06)	[1]	$ 2.98	$ 3.43	$ 6.37
Effect of dilutive share-based awards	$ 0		$ 0		$ 0		$ 0		$ (0.07)	$ (0.07)	$ (0.04)
Diluted loss per share	$ (0.84)	[1]	$ (0.69)	[1]	$ (2.16)	[1]	$ (2.06)	[1]	$ 2.91	$ 3.36	$ 6.33
Net loss	$ (36)		$ (34)		$ (96)		$ (101)		$ 151	$ 167	$ 304
Less: Adjustment of noncontrolling interest to redemption value	5		0		10		0		3	0	0
Basic loss per share	(41)		(34)		(106)		(101)		146	168	312
Weighted Average Shares, Basic loss per share	49,074,991	[1]	48,972,600	[1]	49,035,255	[1]	48,966,304	[1]	48,979,571	48,941,118	48,962,152
Weighted Average Shares, Diluted loss per share	49,074,991	[1]	48,972,600	[1]	49,035,255	[1]	48,966,304	[1]	50,149,212	49,981,504	49,304,963
Effect of dilutive share-based awards
Diluted loss per share	(41)		(34)		(106)		(101)		146	168	312
Effect of anti-dilutive stock-based awards	900,000		1,200,000		1,000,000		1,200,000		700,000	0	1,600,000
Net earnings attributable to Toys "R" Us, Inc.									$ 149	$ 168	$ 312
Weighted Average Shares, Effect of dilutive share-based awards									1,169,641	1,040,386	342,811

[1]	The "Loss per common share attributable to common shareholders" computation includes an adjustment to "Net loss" for changes in the carrying amount of the redeemable Noncontrolling interest for the thirteen and twenty-six weeks ended July 28, 2012. Refer to Note 1 entitled "Basis of presentation" for further details.